Fair Value Measurements - Additional Information (Detail) (USD $)	9 Months Ended
Sep. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value adjustments for assets and liabilities	$ 0
Interest Rate Cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value on a recurring basis	100,000
Natural Gas Hedges [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of hedges	$ 100,000